EQUITY (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Partnership Units [Line Items]
Beginning balance		$ 4,068	$ (361)
Share issuance			339
Ending balance		$ 2,222	$ 4,068
Class B Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)		0	0
Share issuance (in shares)			0
Arrangement/reorganization (in shares)		31,909
Ending balance (in shares)		31,909	0
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)		11,117,660	2,103,677
Share issuance (in shares)	9,000,000		9,013,983
Arrangement/reorganization (in shares)		(11,117,660)
Ending balance (in shares)		0	11,117,660
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance		$ 392	$ 53
Share issuance			339
Arrangement/reorganization		(391)
Ending balance		1	$ 392
Share capital | Class B Shares
Schedule of Partnership Units [Line Items]
Ending balance		$ 1
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Share issuance	$ 339